Share based awards - Narrative (Details) - USD ($) $ / shares in Units, $ in Millions				3 Months Ended
	Oct. 25, 2024	May 16, 2019	May 11, 2015	Mar. 31, 2026	Mar. 31, 2025
Employee Stock Option
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Number of shares exercisable (in shares)				517,846
Weighted average contractual term of options exercisable				3 years 6 months 29 days
Weighted average exercise price of options exercisable (in USD per share)				$ 178.31
Restricted stock units 2013
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Additional ordinary shares which have been reserved for issuance (in shares)	2,500,000		2,500,000
Ordinary shares which have been reserved for issuance (in shares)	6,600,000
Consultants Restricted Stock Units 2019
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Ordinary shares which have been reserved for issuance (in shares)		250,000
Consultants Restricted Stock Units 2019 | Outside Director
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Shares vesting period		12 months
Performance Share Unit (PSUs)
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Fair value of stock units vested				$ 0.0	$ 1.9
Restricted Stock Units (RSUs)
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Fair value of stock units vested				$ 4.3	$ 5.0
PSUs based on service and EPS targets | Maximum
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Stock units to be granted (in shares)				47,779